Note 4 - Other Investments (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale Debt Securities, Maturity Term	10 years
Proceeds from Sale of Available-for-sale Securities, Total	¥ 1,206,516	¥ 4,840	¥ 141,235
Available-for-sale Securities, Gross Realized Gains	1,068,303	2,708
Cost Method Investments	2,086,234	2,144,574
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities, Total		¥ 30,554
Equity Securities [Member]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total	¥ 109,840
Minimum [Member]
Investment, Fair Value, Percentage Below Cost	2.80%
Maximum [Member]
Investment, Fair Value, Percentage Below Cost	8.60%